THE BJURMAN FUNDS
                                     [Logo]

August 2, 2000

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  The Bjurman Funds (the "Trust")
     File Nos.  811-7921; 333-16033

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Bjurman Funds" registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 4) has been filed electronically.

If you have any questions or require any further information, please contact the undersigned at 513/629-2930.

Very truly yours,

THE BJURMAN FUNDS

/s/ Tina D. Hosking
-------------------
By:  Tina D. Hosking
Its: Secretary


         The Bjurman Funds . P.O. Box 5354 . Cincinnati, OH 45201-5354
                      1-800-227-7264 . www.bjurmanfunds.com
 George D. Bjurman & Associates is the investment adviser for The Bjurman Funds
          10100 Santa Monica Blvd., Suite 1200, Los Angeles, CA 90067
                    Distributed by IFS Fund Distributor, Inc.